Share-based payments - Long-Term Incentive Plan (LTIP) - Inputs used in the measurement of the fair value at grant date (Details) - LTIP Stock Options	Feb. 24, 2025 Y € / shares	Feb. 24, 2025 Y $ / shares	Jan. 01, 2025 Y € / shares	Jan. 01, 2025 Y $ / shares
Key employees
Share-based payments
Weighted average fair value per option			€ 1.71
Weighted average share price			2.92
Exercise price | (per share)			€ 2.92	$ 3.04
Expected volatility (%)			65.00%	65.00%
Expected life (years) | Y			3.39	3.39
Risk-free interest rate (%)			4.35%	4.35%
Members of executive board and various key employees
Share-based payments
Weighted average fair value per option	€ 1.54
Weighted average share price	3.34
Exercise price | (per share)	€ 3.34	$ 3.48
Expected volatility (%)	70.00%	70.00%
Expected life (years) | Y	3.51	3.51
Risk-free interest rate (%)	4.21%	4.21%